Document and Entity Information	Oct. 13, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001819989
Document Type	8-K
Document Period End Date	Oct. 13, 2026
Entity Registrant Name	CIPHER DIGITAL INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39625
Entity Tax Identification Number	85-1614529
Entity Address, Address Line One	1 Vanderbilt Avenue
Entity Address, Address Line Two	Floor 54
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(332)
Local Phone Number	262-2300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	CIFR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false